DERIVATIVE FINANCIAL INSTRUMENTS (Net fair value) (Details) - Fair value hedges - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets for hedging	$ 2,304	$ 316
Derivative financial liabilities for hedging	(6,001)	(287)
Foreign exchange contract
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets for hedging	2,002	316
Derivative financial liabilities for hedging	(6,001)	(30)
Interest rate swap contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets for hedging	302	0
Derivative financial liabilities for hedging	$ 0	$ (257)